                          [PHOTO OF WOMAN WITH 3 KIDS]
                                                                          [LOGO]

ANNUAL REPORT

THE STRONG
INDEX 500
FUND

--------------------------------------------------------------------------------


ANNUAL REPORT - DECEMBER 31, 1999

                            LETTER FROM THE CHAIRMAN

Dear Strong Investor,

As an apprentice investment analyst in the 1960s, I observed and experienced powerful economic and stock market growth. The explosive stock market was very profitable for investors, and I always planned for the time when I'd be able to position our investors to take advantage of that kind of growth again. The dramatic market move of the late 1990s reminded me of those days in the 1960s and provided an excellent opportunity.

In our strategic planning effort, what Strong saw coming in the 1990s was a powerful wave of innovation and technological change that was going to affect the way we all lived our daily lives. We knew the successful companies of the future would be those that moved quickly to embrace this new way of thinking. It was Strong's responsibility to ensure that our shareholders benefited from this change and capitalized on the opportunity.

How did Strong position our investors to take advantage of the coming growth? First, we expanded our fund lineup to offer quality choices in every asset class. We then put technology to work in a number of ways--all intended to provide our customers and portfolio managers with state-of-the-art tools for better decision making, and to enhance the customer experience in every interaction with Strong. And as we made these improvements, we always stayed true to our commitment to developing a one-on-one relationship with each of our investors.

When it comes right down to it, it's our job to make you money. And many of you benefited in 1999, the most exceptional performance year in Strong's history. Many major financial publications have also recently recognized Strong.

What can you expect from Strong in the future? We'll continue working to improve our investment management expertise to try to deliver market-beating results year after year. And we'll continue to innovate and develop practical technology solutions aimed at helping you make better investment decisions. And you can be assured that we will continue to work to deliver the "across-the-kitchen-table" customer experience you've come to expect from STRONG.



                                                         /s/ Dick

                                   THE STRONG
                                 INDEX 500 FUND

                                 --------------

                       ANNUAL REPORT - DECEMBER 31, 1999

                               TABLE OF CONTENTS

INVESTMENT REVIEW
     The Strong Index 500 Fund ............................................2

FINANCIAL INFORMATION--STRONG INDEX 500 FUND
     Statement of Assets and Liabilities ..................................4

     Statements of Operations .............................................5

     Statements of Changes in Net Assets ..................................6

     Notes to Financial Statements ........................................7

FINANCIAL HIGHLIGHTS ......................................................8

INDEPENDENT AUDITORS' REPORT ..............................................9

FINANCIAL INFORMATION--MASTER INVESTMENT PORTFOLIO--
S&P 500 INDEX MASTER PORTFOLIO

     Portfolio of Investments ............................................10

     Statement of Assets & Liabilities ...................................17

     Statements of Operations ............................................18

     Statements of Changes in Net Assets .................................19

     Notes to the Financial Statements ...................................20

INDEPENDENT AUDITORS' REPORT .............................................23

                           THE STRONG INDEX 500 FUND
                           -------------------------

MARKET
PERSPECTIVES


--------------------------------------------------------------------------------

The year witnessed continued economic growth. Signs of a healthy economy that prevailed early in the year turned intermittently to indications of an overheated one throughout the year. As a result, the Federal Reserve Board increased short-term interest rates three times in 1999--in June, August, and November--effectively reversing the three interest rate cuts implemented in 1998.

The S&P 500 Index's rise of 21.04% for the 1999 calendar year marked its fifth consecutive year of returns exceeding 20%, unprecedented in the history of the index. The technology stock sector of the index returned 75.13% for the year. For example, Qualcomm Inc., a manufacturer of communications technologies and products, returned 94.50% for the month of December and 2,617.9% for the year. Nortel Networks, a leading global supplier of data and telephone network solutions and services, also contributed to the index's strong performance, gaining 304.0% for the year. Although value and growth stocks were alternately in and out of favor during the year, growth strongly outperformed value for the year, gaining 28.25% compared to 12.72% for value stocks.

As we entered 1999, U.S. equity markets rallied to end the first quarter with healthy gains overall. A healthy U.S. economy and an appetite for technology stocks drove the market, with an emphasis on rising earnings that left value stocks largely ignored in favor of growth stocks.

During the months of April and May, concern surfaced about an overheated economy. Although unemployment figures remained benign, consumer and wholesale prices had

--------------------------------------------------------------------------------

THE S&P 500 INDEX'S RISE OF 21.04% FOR THE 1999 CALENDAR YEAR MARKED ITS FIFTH CONSECUTIVE YEAR OF RETURNS EXCEEDING 20%.

--------------------------------------------------------------------------------
[SIDENOTE]
FUND
HIGHLIGHTS

- For the 10 months ended December 31, 1999, the Strong Index 500 Fund posted a return of 19.52% versus a return of 19.91% for the S&P 500 Stock Index-Registered Trademark-.(1)

- The Fund's average annual return since inception through December 31, 1999, was 26.96% versus 27.54% for the S&P 500 Stock Index.

--------------------------------------------------------------------------------

                                 AVERAGE ANNUAL
                                TOTAL RETURNS(2)

                                 AS OF 12-31-99

                              1-year        20.37%

                     Since Inception        26.96%
                         (on 5-1-97)
--------------------------------------------------------------------------------
[SIDENOTE]

                                  FIVE LARGEST
                                 STOCK HOLDINGS

                                 AS OF 12-31-99

          SECURITY                                  % OF NET ASSETS
--------------------------------------------------------------------------------

          Microsoft Corporation                                4.7%

          General Electric Company                             4.0%

          Cisco Systems, Inc.                                  2.7%

          Wal-Mart Stores, Inc.                                2.4%

          Exxon Mobil Corporation                              2.2%

Please see the Schedule of Investments in Securities for a complete listing of the Fund's portfolio.

--------------------------------------------------------------------------------

(1) "Standard & Poor's-Registered Trademark-," "S&P-Registered Trademark-," "S&P 500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Strong Equity Funds, Inc. The Strong Index 500 Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

(2) Average annual total return and total return measure change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change while total return reflects aggregate change, and is not annualized.

begun to heat up. A recovery in European countries compounded worries of potential inflation and corresponding Federal Reserve intervention. Markets reflected this apprehension, as investors shunned growth stocks for value: within the S&P 500, value stocks returned 10.80% versus growth stocks' return of 3.83% for the quarter ending June 30. The S&P 500 Index returned 7.05% overall, closing the quarter at a new high.

After reaching new highs on July 16, U.S. equities tumbled through the end of the third quarter and into the second week of October, giving back some of the gains they had accumulated for the year. Tightening labor markets and strong domestic demand figures released in August contributed to the decline. For the quarter ended September 30, the S&P 500 Index lost 6.24%.

However, the tide soon changed and markets rebounded sharply during the second half of October. The S&P 500 Index returned 6.33% for October, one of its best monthly returns in a decade. The surge in equities continued through year-end, and the S&P 500 Index gained 14.88% for the fourth quarter.


                    GROWTH OF AN ASSUMED $10,000 INVESTMENT
                             FROM 5-1-97 TO 12-31-99

[GRAPH]

                                                                   Lipper S&P
           THE STRONG        S&P 500                               500 Index
           INDEX 500         Stock                                 Objective Funds
           FUND              Index-Registered Trademark-(3)        Index(3)
           ----------        ------------------------------        ----------------
04/97      $10,000.00        $10,000.00                            $10,000.00
06/97      $11,110.20        $11,121.60                            $11,117.50
12/97      $12,262.20        $12,298.00                            $12,281.70
06/98      $14,392.30        $14,476.10                            $14,433.50
12/98      $15,708.70        $15,812.30                            $15,762.30
06/99      $17,589.70        $17,770.40                            $17,676.80
12/99      $18,908.00        $19,140.00                            $19,011.50

This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard & Poor's 500 Stock Index-Registered Trademark- ("S&P 500") and the Lipper S&P 500 Index Objective Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

The S&P 500 Index-Registered Trademark- figure tracks the Strong Index 500 Fund and the Lipper S&P 500 Index figure so closely that its results are not discernible on the graph.

--------------------------------------------------------------------------------
[SIDENOTE]
YOUR FUND'S
APPROACH

THE STRONG INDEX 500 FUND IS DESIGNED TO PROVIDE INVESTORS WITH BROAD EXPOSURE TO THE LARGE-CAPITALIZATION SECTOR OF THE U.S. MARKET BY REPLICATING, AS CLOSELY AS PRACTICAL (BEFORE FEES AND EXPENSES), THE MARKET CAPITALIZATION-WEIGHTED TOTAL RETURN OF THE STANDARD & POOR'S 500 STOCK INDEX-REGISTERED TRADEMARK- (S&P
500).(3) THE FUND PROVIDES INVESTORS WITH WIDE DIVERSIFICATION AND SERVES AS A COMPLEMENT TO ACTIVELY MANAGED FUNDS.

--------------------------------------------------------------------------------
[SIDENOTE]
MARKET
HIGHLIGHTS

- After reaching new highs on July 16, U.S. equities tumbled through the end of the third quarter and into the second week of October, giving back some of the gains they had accumulated for the year.

- The S&P 500 Index Returned 6.33% for October, One of Its Best Monthly Returns in a Decade.

- The S&P 500 Index's rise of 21.04% for the 1999 calendar year marked its fifth consecutive year of returns exceeding 20%, unprecedented in the history of the index.

--------------------------------------------------------------------------------

(3) The S&P 500 Stock Index-Registered Trademark- is an unmanaged index generally representative of the U.S. stock market. The Lipper S&P 500
    Index Objective Funds Index is an equally-weighted performance index of the largest qualifying funds in this Lipper category. Source of the S&P index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Inc.

    Strong Capital Management, Inc. has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's return would have been lower.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999

ASSETS:
   Investment in S&P 500 Index Master Portfolio, at Value (Note 1)             $185,680,142
   Receivable for Fund Shares Sold                                                  433,727
   Due from SCMI                                                                     87,336
   Other Assets                                                                      11,108
                                                                               ------------
   Total Assets                                                                 186,212,313

LIABILITIES:
   Payable for Fund Shares Redeemed                                                 255,891
   Due to SCMI                                                                       25,232
   Accrued Operating Expenses and Other Liabilities                                  72,030
                                                                               ------------
   Total Liabilities                                                                353,153
                                                                               ------------
NET ASSETS                                                                     $185,859,160
                                                                               ============

NET ASSETS CONSIST OF:
   Capital Stock (par value and paid-in capital)                               $144,982,802
   Undistributed Net Investment Income                                              209,461
   Undistributed Net Realized Gain                                                  726,814
   Net Unrealized Appreciation on Investments                                    39,940,083
                                                                               ------------
   Net Assets                                                                  $185,859,160
                                                                               ============
Capital Shares Outstanding (Unlimited Number Authorized)                         10,287,801

NET ASSET VALUE PER SHARE                                                            $18.07
                                                                                     ======

                       See Notes to Financial Statements.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                                                         Period Ended            Year Ended
                                                                                         Dec. 31, 1999          Feb. 28, 1999
                                                                                         -------------          -------------
                                                                                           (Note 1)
NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
   Dividend Income                                                                       $   1,701,485          $   1,014,624
   Interest Income                                                                             375,540                226,984
   Expenses                                                                                    (69,891)               (37,485)
                                                                                         -------------          -------------
   Net Investment Income Allocated from Master Portfolio                                     2,007,134              1,204,123

EXPENSES:
   Shareholder Servicing Fees (Note 3)                                                         348,348                189,339
   Transfer Agency Fees                                                                        372,133                180,571
   Reports to Shareholders                                                                      87,437                 52,283
   Federal and State Registration Fees                                                          36,181                 47,548
   Other                                                                                        51,634                 49,189
                                                                                         -------------          -------------
   Total Expenses Before Waivers                                                               895,733                518,930
   Voluntary Expense Waivers by SCMI                                                          (339,046)              (215,217)
                                                                                         -------------          -------------
   Expenses, Net                                                                               556,687                303,713
                                                                                         -------------          -------------
NET INVESTMENT INCOME                                                                        1,450,447                900,410

REALIZED AND UNREALIZED GAIN ALLOCATED FROM MASTER PORTFOLIO:
   Net Realized Gain on Investments                                                          3,311,136              1,173,696
   Net Change in Unrealized Appreciation/Depreciation on Investments                        25,053,893             11,546,437
                                                                                         -------------          -------------
NET GAIN ALLOCATED FROM MASTER PORTFOLIO                                                    28,365,029             12,720,133
                                                                                         -------------          -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $  29,815,476          $  13,620,543
                                                                                         =============          =============

                       See Notes to Financial Statements.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             Period Ended         Year Ended       Period Ended
                                                                             Dec. 31, 1999       Feb. 28, 1999     Feb. 28, 1998
                                                                             -------------       -------------     -------------
                                                                                (Note 1)                             (Note 1)
OPERATIONS:
   Net Investment Income                                                     $  1,450,447        $    900,410      $   164,843
   Net Realized Gain                                                            3,311,136           1,173,696           88,899
   Net Change in Unrealized Appreciation/Depreciation                          25,053,893          11,546,437        3,339,753
                                                                             ------------        ------------      -----------
   Net Increase in Net Assets Resulting from Operations                        29,815,476          13,620,543        3,593,495

DISTRIBUTIONS:
   From Net Investment Income                                                  (1,457,567)           (734,711)        (114,053)
   From Net Realized Gains                                                     (3,812,545)             (7,666)         (13,104)
                                                                             ------------        ------------      -----------
   Total Distributions                                                         (5,270,112)           (742,377)        (127,157)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
   Proceeds from Shares Sold                                                   62,095,473         120,131,919       32,320,505
   Proceeds from Reinvestment of Distributions                                  5,160,761             722,710          123,613
   Payment for Shares Redeemed                                                (45,065,070)        (26,706,110)      (3,814,509)
                                                                             ------------        ------------      -----------
   Net Increase in Net Assets from Beneficial Interest Transactions            22,191,164          94,148,519       28,629,609
                                                                             ------------        ------------      -----------
TOTAL INCREASE IN NET ASSETS                                                   46,736,528         107,026,685       32,095,947

NET ASSETS:
   Beginning of Year                                                          139,122,632          32,095,947               --
                                                                             ------------        ------------      -----------
   End of Year                                                               $185,859,160        $139,122,632      $32,095,947
                                                                             ============        ============      ===========

TRANSACTIONS IN SHARES OF THE FUND:
   Sold                                                                         3,712,450           8,336,831        2,745,317
   Issued in Reinvestment of Distributions                                        286,868              47,136           10,372
   Redeemed                                                                    (2,652,661)         (1,880,932)        (317,580)
                                                                                ---------           ---------        ---------
   Net Increase in Shares of the Fund                                           1,346,657           6,503,035        2,438,109
                                                                                =========           =========        =========

                       See Notes to Financial Statements.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 1999

1.   ORGANIZATION
     The Strong Index 500 Fund (the "Fund") commenced operations on May 1, 1997 and is a diversified series of the Strong Equity Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of Master Investment Portfolio ("MIP"), an open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     During 1999, the Board of Directors of the Strong Index 500 Fund approved changing the Fund's fiscal year-end from February 28th to December 31st.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     (A) SECURITY VALUATION -- The value of the Fund's investment in the Master Portfolio reflects the Fund's interest of 3.85% in the net assets of the Master Portfolio at December 31, 1999. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     (B) FEDERAL INCOME AND EXCISE TAXES AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

          Net investment income or net realized gains for financial statement purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

          The Fund generally pays dividends from net investment income and distributes any net capital gains that it realizes annually.

     (C) ACCOUNTING FOR INVESTMENTS -- The Fund earns income daily, net of Master Portfolio expenses, based on its investment in the Master Portfolio. All of the net investment income and realized and unrealized gain or loss of the Master Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Master Portfolio at the time of such determination. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is accrued daily.

     (D) EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Strong Capital Management, Inc. ("SCMI"), the Fund's shareholder servicing agent, transfer agent and dividend-disbursing agent. Expenses incurred by the Master Portfolio are allocated pro rata to the Fund.

     (E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in these financial statements. Actual results could differ from those estimates.

3.   RELATED PARTY TRANSACTIONS
     SCMI provides shareholder recordkeeping and related services to the Fund. For these services, the Fund pays SCMI a fee at an annual rate of .25% of the Fund's average daily net assets. Certain fees have been waived or absorbed by SCMI for the ten month period ended December 31, 1999. Waived or absorbed fees continue at the discretion of SCMI. In addition, SCMI is compensated for certain other services related to costs incurred for reports to shareholders. The amount payable to SCMI at December 31, 1999, shareholder servicing and other expenses paid to SCMI, and unaffiliated directors' fees for the ten months then ended were $20,754, $350,039, and $1,500 respectively.

4.   INCOME TAX INFORMATION (UNAUDITED)
     During the year ended December 31, 1999, the Fund paid a capital gain distribution of $3,684,858 (unaudited) (taxable as long-term capital gains at 20%) to shareholders.

     For corporate shareholders in the Fund, the percentage of dividend income distributed for the year ended December 31, 1999 which is designated as qualifying for the dividends-received deduction is 54.79%.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           Period Ended
                                                                ----------------------------------
                                                                 Dec. 31,    Feb. 28,    Feb. 28,
SELECTED PER-SHARE DATA(a)                                        1999(b)      1999       1998(c)
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $15.56      $13.16      $10.00

Income From Investment Operations:
   Net Investment Income                                            0.15        0.13        0.11
   Net Realized and Unrealized Gains on Investments                 2.89        2.39        3.15
--------------------------------------------------------------------------------------------------
   Total from Investment Operations                                 3.04        2.52        3.26

Less Distributions:
   From Net Investment Income                                      (0.15)      (0.12)      (0.09)
   From Net Realized Gains                                         (0.38)      (0.00)(d)   (0.01)
--------------------------------------------------------------------------------------------------
   Total Distributions                                             (0.53)      (0.12)      (0.10)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $18.07      $15.56      $13.16
==================================================================================================
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
  Total Return                                                     +19.5%      +19.2%      +32.7%
  Net Assets, End of Period (In Thousands)                      $185,859    $139,123     $32,096
  Ratio of Expenses to Average Net Assets Without
    Waivers and Absorptions                                         0.69%*      0.73%       1.53%*
  Ratio of Expenses to Average Net Assets                           0.45%*      0.45%       0.44%*
  Ratio of Net Investment Income to Average Net Assets              1.04%*      1.18%       1.43%*
  Portfolio Turnover Rate (e)                                          7%        11%           6%

*    Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) In 1999, the Fund changed its fiscal year-end from February to December (Note 1).
(c)  For the period from May 1, 1997 (inception) to February 28, 1998.
(d)  Amount calculated is less than $0.01.
(e) This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

                       See Notes to Financial Statements.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Strong Equity Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of the Strong Index 500 Fund (one series of Strong Equity Funds, Inc.) as of December 31, 1999, the related statements of operations for the ten-month period then ended and the year ended February 28, 1999 and the statements of changes in net assets and financial highlights for the ten-month period then ended, the year ended February 28, 1999, and the period from May 1, 1997 (inception) to February 28, 1998. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Strong Index 500 Fund as of December 31, 1999, the results of its operations, changes in its net assets and its financial highlights for the periods indicated above, in conformity with generally accepted accounting principles.

                                                              /s/ KPMG LLP


San Francisco, California
February 11, 2000

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
Portfolio of Investments                                        December 31,1999

Security Name                                               Shares            Value
----------------------------------------------------------------------------------------
COMMON STOCKS-96.26%
ADVERTISING 0.27%
Interpublic Group Co Inc                                    107,383    $    6,194,657
Omnicom Group                                                67,509         6,750,900
                                                                       --------------

                                                  TOTAL ADVERTISING
                                                            - VALUE    $   12,945,557
                                                             - COST    $    6,043,792
AEROSPACE / DEFENSE-1.18%
Boeing Co                                                   356,357    $   14,811,088
General Dynamics Corp                                        71,266         3,759,281
Goodrich (B F) Co                                            34,653           952,957
Honeywell International Inc                                 299,106        17,254,677
Lockheed Martin Corp                                        151,413         3,312,159
Northrop Grumman Corp                                        26,579         1,436,927
Raytheon Co Class B                                         129,063         3,428,236
United Technologies Corp                                    182,808        11,882,520
                                                                       --------------

                                          TOTAL AEROSPACE / DEFENSE
                                                            - VALUE    $   56,837,845
                                                             - COST    $   50,908,685
AIRLINES-0.22%
AMR Corp+                                                    57,567    $    3,856,989
Delta Air Lines Inc                                          53,167         2,648,381
Southwest Airlines Co                                       193,037         3,124,786
USAirways Group Inc+                                         28,465           912,659
                                                                       --------------

                                                     TOTAL AIRLINES
                                                            - VALUE    $   10,542,815
                                                             - COST    $    9,589,571
APPAREL-0.17%
Liz Claiborne Inc                                            24,271    $      913,196
Nike Inc Class B                                            107,232         5,314,686
Reebok International Ltd+                                    22,146           181,320
Russell Corp                                                 13,707           229,592
VF Corp                                                      46,290         1,388,700
                                                                       --------------

                                                      TOTAL APPAREL

                                                            - VALUE    $    8,027,494
                                                             - COST    $    8,026,371
AUTO MANUFACTURERS-0.93%
Ford Motor Co                                               458,260    $   24,488,269
General Motors Corp Class A                                 243,639        17,709,510
Navistar International Corp+                                 25,666         1,215,927
PACCAR Inc                                                   30,273         1,341,472
                                                                       --------------

                                           TOTAL AUTO MANUFACTURERS
                                                            - VALUE    $   44,755,178
                                                             - COST    $   31,543,211
AUTO PARTS & EQUIPMENT-0.20%
Cooper Tire & Rubber Co                                      29,617    $      460,915
Dana Corp                                                    64,030         1,916,898
Delphi Automotive Systems Corp                              216,361         3,407,686
Goodyear Tire & Rubber Co                                    60,125         1,694,773
TRW Inc                                                      46,477         2,413,899
                                                                       --------------

                                       TOTAL AUTO PARTS & EQUIPMENT
                                                            - VALUE    $    9,894,171
                                                             - COST    $   11,608,581
BANKS-4.96%
Amsouth Bancorp                                             133,902    $    2,585,982
BankAmerica Corp                                            647,205        32,481,601
Bank of New York Co Inc                                     279,156        11,166,240
Bank One Corp                                               437,601        14,030,582
BB&T Corp                                                   120,484         3,298,250
Chase Manhattan Corp                                        313,185        24,330,560
Comerica Inc                                                 59,938         2,798,355
Fifth Third Bancorp                                         109,658         8,046,156

Security Name                                               Shares            Value
----------------------------------------------------------------------------------------
First Union Corp                                            362,892    $   11,907,394
Firstar Corp                                                374,181         7,904,574
FleetBoston Financial Corp                                  349,568        12,169,336
Golden West Financial                                        63,654         2,132,409
Huntington Bancshares Inc                                    88,677         2,117,163
KeyCorp                                                     171,409         3,792,424
Mellon Financial Corp                                       195,583         6,662,046
Morgan (J P) & Co Inc                                        66,489         8,419,170
National City Corp                                          235,464         5,577,554
Northern Trust Corp                                          85,146         4,512,738
Old Kent Financial Corp                                      34,400         1,216,900
PNC Bank Corp                                               114,295         5,086,127
Regions Financial Corp                                       85,833         2,156,554
Republic New York Corp                                       40,184         2,893,248
SouthTrust Corp                                              63,289         2,393,115
State Street Boston Corp                                     61,542         4,496,412
Summit Bancorp                                               66,056         2,022,965
SunTrust Banks Inc                                          122,242         8,411,778
Synovus Financial Corp                                      103,581         2,058,672
U.S. Bancorp                                                278,309         6,627,233
Union Planters Corp                                          53,845         2,123,512
Wachovia Corp                                                77,040         5,238,720
Washington Mutual Inc                                       220,472         5,732,272
Wells Fargo & Co                                            623,474        25,211,730
                                                                       --------------

                                                        TOTAL BANKS
                                                            - VALUE    $  239,601,772
                                                             - COST    $  226,819,971
BEVERAGES-1.91%
Anheuser-Busch Inc                                          177,324    $   12,567,839
Brown-Forman Corp Class B                                    26,460         1,514,835
Coca-Cola Co                                                934,391        54,428,276
Coca-Cola Enterprises Co                                    162,898         3,278,322
Coors (Adolph) Co Class B                                    14,382           755,055
Diageo PLC ADR (UK)                                              17               544
Pepsico Inc                                                 553,554        19,512,779
                                                                       --------------

                                                    TOTAL BEVERAGES
                                                            - VALUE    $   92,057,650
                                                             - COST    $   80,351,664
BIOTECHNOLOGY-0.66%
Amgen Inc+                                                  386,562    $   23,217,880
Monsanto Co                                                 240,552         8,569,739
                                                                       --------------

                                                TOTAL BIOTECHNOLOGY
                                                            - VALUE    $   31,787,619
                                                             - COST    $   15,323,757
BUILDING MATERIALS-0.13%
Armstrong World Industries Inc                               15,543       $   518,748
Masco Corp                                                  156,883         3,980,906
Owens Corning Fiberglas Corp                                 20,986           405,292
Vulcan Materials Co                                          32,120         1,282,793
                                                                       --------------

                                           TOTAL BUILDING MATERIALS
                                                            - VALUE    $    6,187,739
                                                             - COST    $    6,873,934
CHEMICALS-1.20%
Air Products & Chemicals Inc                                 87,959    $    2,952,124
Ashland Inc                                                  28,437           936,644
Dow Chemical Co                                              83,558        11,165,438
Du Pont (E I) de Nemours                                    394,057        25,958,505
Eastman Chemical Co                                          30,282         1,444,073
Engelhard Corp                                               48,653           918,325
Grace (W R) Co+                                              27,178           377,095
Great Lakes Chemical Corp                                    22,691           866,513
Hercules Inc                                                 38,616         1,076,421
Praxair Inc                                                  60,801         3,059,050
Rohm & Haas Co                                               81,296         3,307,731


10

--------------------------------------------------------------------------------
Portfolio of Investments (continued)                            December 31,1999
Security Name                                               Shares            Value
----------------------------------------------------------------------------------------
Sherwin Williams Co                                          65,777    $    1,381,317
Sigma-Aldrich Corp                                           39,041         1,173,670
Union Carbide Corp                                           51,017         3,405,385
                                                                       --------------

                                                    TOTAL CHEMICALS
                                                            - VALUE    $   58,022,291
                                                             - COST    $   47,443,341
COMMERCIAL SERVICES-0.49%
Block (H R) Inc                                              37,527    $    1,641,806
Cendant Corp+                                               274,479         7,290,848
Deluxe Corp                                                  30,074           825,155
Donnelley (R R) & Sons Co                                    49,915         1,238,516
Dun & Bradstreet Corp                                        62,396         1,840,682
Ecolab Inc                                                   50,020         1,957,033
Equifax Inc                                                  55,846         1,315,871
McKesson HBOC Inc                                           105,816         2,387,474
Paychex Inc                                                  94,001         3,760,040
Quintiles Transnational Corp+                                25,800           482,137
Service Corp International                                  101,954           707,306
                                                                       --------------

                                          TOTAL COMMERCIAL SERVICES
                                                            - VALUE    $   23,446,868
                                                             - COST    $   28,439,975
COMPUTERS-9.58%
3Com Corp+                                                  133,118    $    6,256,546
Adaptec Inc+                                                 31,300         1,561,087
Apple Computer Inc+                                          60,296         6,199,183
Cabletron Systems Inc+                                       62,807         1,632,982
Ceridian Corp+                                               55,853         1,204,330
Cisco Systems Inc+                                        1,229,986       131,762,250
Compaq Computer Corp                                        644,412        17,439,400
Computer Sciences Corp+                                      61,031         5,775,058
Dell Computer Corp+                                         961,746        49,049,046
Electronic Data Systems Corp                                179,898        12,041,922
EMC Corp+                                                   383,629        41,911,468
Gateway Inc+                                                119,048         8,578,897
Hewlett-Packard Co                                          383,434        43,687,511
International Business Machine Corp                         681,649        73,618,092
Lexmark International Group Class A+                         44,975         4,070,237
Network Appliance Inc+                                       53,250         4,423,078
Seagate Technology Inc+                                      79,776         3,714,570
Silicon Graphics Inc+                                        73,128           717,569
Sun Microsystems Inc+                                       585,786        45,361,803
Unisys Corp+                                                108,675         3,470,808
                                                                       --------------

                                                    TOTAL COMPUTERS
                                                            - VALUE    $  462,475,837
                                                             - COST    $  176,115,888
COSMETICS / PERSONAL CARE-2.16%
Alberto-Culver Co Class B                                    21,777    $      562,119
Avon Products Inc                                            96,143         3,172,719
Colgate-Palmolive Co                                        221,134        14,373,710
Gillette Co                                                 408,333        16,818,215
International Flavor & Fragrances Inc                        40,998         1,547,674
Kimberly-Clark Corp                                         202,091        13,186,438
Procter & Gamble Co                                         497,231        54,477,871
                                                                       --------------

                                    TOTAL COSMETICS / PERSONAL CARE
                                                            - VALUE    $  104,138,746
                                                             - COST    $   68,964,678
DISTRIBUTION / WHOLESALE-0.19%
Costco Wholesale Corp+                                       83,938    $    7,659,342
Genuine Parts Co                                             69,138         1,715,489
                                                                       --------------

                                     TOTAL DISTRIBUTION / WHOLESALE
                                                            - VALUE    $    9,374,831
                                                             - COST    $    5,792,322

Security Name                                               Shares            Value
----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-4.91%
American Express Corp                                       169,847    $   28,237,064
Associates First Capital Corp                               276,610         7,589,487
Bear Stearns Co Inc                                          47,199         2,017,757
Capital One Financial Corp                                   75,490         3,637,674
Citigroup Inc                                             1,275,154        70,850,744
Countrywide Credit Industries Inc                            43,374         1,095,193
Federal Home Loan Mortgage Corporation                      263,711        12,410,899
Federal National Mortgage Association                       388,233        24,240,298
Franklin Resources Inc                                       96,631         3,098,231
Household International Inc                                 181,216         6,750,296
Lehman Brothers Holdings                                     45,325         3,838,461
MBNA Corp                                                   304,775         8,305,119
Merrill Lynch & Co Inc                                      140,237        11,709,789
Morgan Stanley Dean Witter                                  211,367        30,172,639
Paine Webber Group Inc                                       55,154         2,140,665
Price (T Rowe) & Associates                                  35,000         1,292,812
Providian Financial Corp                                     54,109         4,927,301
Schwab (Charles) Corp                                       310,318        11,908,453
SLM Holding Corp                                             61,684         2,606,149
                                                                       --------------

                               TOTAL DIVERSIFIED FINANCIAL SERVICES
                                                            - VALUE    $  236,829,031
                                                             - COST    $  143,235,527
ELECTRIC-1.56%
AES Corp+                                                    73,105    $    5,464,599
Ameren Corp                                                  52,966         1,734,636
American Electric Power Inc                                  74,389         2,389,747
Carolina Power & Light Co                                    59,226         1,802,691
Central & South West Corp                                    82,182         1,643,640
Cinergy Corp                                                 61,411         1,481,540
CMS Energy Corp                                              43,993         1,372,032
Consolidated Edison Inc                                      84,720         2,922,840
Constellation Energy Group                                   57,860         1,677,940
Dominion Resources Inc                                       73,506         2,885,110
DTE Energy Co                                                56,010         1,757,314
Duke Energy Co                                              138,806         6,957,651
Edison International                                        132,874         3,479,638
Entergy Corp                                                 94,882         2,443,211
FirstEnergy Corp                                             90,161         2,045,528
Florida Progress Corp                                        37,858         1,601,867
FPL Group Inc                                                68,706         2,941,476
GPU Inc                                                      48,607         1,455,172
New Century Energies Inc                                     44,293         1,345,400
Niagra Mohawk Holdings Inc+                                  72,680         1,012,978
Northern States Power Co                                     58,795         1,146,502
PECO Energy Co                                               71,748         2,493,243
PG&E Corp                                                   147,012         3,013,746
Pinnacle West Capital Corp                                   23,500           718,219
PP & L Resources Inc                                         59,377         1,358,249
Public Service Enterprise Group                              84,063         2,926,443
Reliant Energy Inc                                          112,934         2,583,365
Southern Co                                                 260,050         6,111,175
Texas Utilities Co                                          105,661         3,757,569
Unicom Corp                                                  83,448         2,795,508
                                                                       --------------

                                                     TOTAL ELECTRIC
                                                            - VALUE    $   75,319,029
                                                             - COST    $   77,602,095
ELECTRICAL COMPONENTS & EQUIPMENT-0.25%
Emerson Electric Co                                         165,032    $    9,468,711
Molex Inc                                                    50,600         2,868,387
                                                                       --------------

                            TOTAL ELECTRICAL COMPONENTS & EQUIPMENT
                                                            - VALUE    $   12,337,098
                                                             - COST    $   10,607,048

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
Portfolio of Investments (continued)                            December 31,1999

Security Name                                               Shares            Value
----------------------------------------------------------------------------------------
ELECTRONICS-0.66%
Analog Devices Inc+                                          59,990    $    5,579,070
Johnson Controls Inc                                         32,858         1,868,799
Millipore Corp                                               17,225           665,316
Parker Hannifin Corp                                         41,831         2,146,453
PE Corp-PE Biosystems Group                                  38,586         4,642,378
PerkinElmer Inc                                              17,648           735,701
Solectron Corp+                                             106,352        10,116,734
Tektronix Inc                                                18,410           715,689
Teradyne Inc+                                                56,740         3,744,840
Thermo Electron Corp+                                        61,303           919,545
Thomas & Betts Corp                                          21,793           694,652
                                                                       --------------

                                                  TOTAL ELECTRONICS
                                                            - VALUE    $   31,829,177
                                                             - COST    $   20,085,745
ENGINEERING & CONSTRUCTION-0.03%
Fluor Corp                                                   29,408    $    1,349,107
Foster Wheeler Corp                                          15,952           141,574
                                                                       --------------

                                   TOTAL ENGINEERING & CONSTRUCTION
                                                            - VALUE    $    1,490,681
                                                             - COST    $    1,940,013
ENTERTAINMENT-0.05%
Harrah's Entertainment Inc+                                  48,115    $    1,272,040
Mirage Resorts Inc+                                          73,225         1,121,258
                                                                       --------------

                                                TOTAL ENTERTAINMENT
                                                            - VALUE    $    2,393,298
                                                             - COST    $    2,764,549
ENVIRONMENTAL CONTROL-0.09%
Allied Waste Industries Inc+                                 50,915    $      448,688
Waste Management Inc                                        234,418         4,029,059
                                                                       --------------

                                        TOTAL ENVIRONMENTAL CONTROL
                                                            - VALUE    $    4,477,747
                                                             - COST    $   12,258,279
FOOD-1.92%
Albertson's Inc                                             160,326    $    5,170,514
Archer-Daniels-Midland Co                                   236,583         2,883,355
Bestfoods                                                   106,212         5,582,768
Campbell Soup Co                                            165,111         6,387,732
ConAgra Inc                                                 186,381         4,205,221
General Mills Inc                                           116,686         4,171,524
Great Atlantic & Pacific Tea Co                              14,838           413,609
Heinz (H J) Co                                              136,452         5,432,495
Hershey Foods Corp                                           53,535         2,542,913
Kellogg Co                                                  154,449         4,758,960
Kroger Co+                                                  316,160         5,967,520
Nabisco Group Holdings Corp                                 125,413         1,332,513
Quaker Oats Co                                               51,208         3,360,525
Ralston-Purina Group                                        123,746         3,449,420
Safeway Inc+                                                190,959         6,790,979
Sara Lee Corp                                               343,377         7,575,755
Super Value Inc                                              46,279           925,580
Sysco Corp                                                  126,212         4,993,262
Unilever NV                                                 216,889        11,806,895
Winn-Dixie Stores Inc                                        57,358         1,373,007
Wrigley (W M) Jr Co                                          44,437         3,685,494
                                                                       --------------

                                                         TOTAL FOOD
                                                            - VALUE    $   92,810,041
                                                             - COST    $   95,478,258
FOREST PRODUCTS & PAPER-0.65%
Boise Cascade Corp                                           22,043    $      892,742
Champion International Corp                                  36,981         2,290,511
Fort James Corp                                              85,028         2,327,642
Georgia-Pacific Corp                                         65,839         3,341,329
International Paper Co                                      157,147         8,868,984

Security Name                                               Shares            Value
----------------------------------------------------------------------------------------
Louisiana-Pacific Corp                                       41,771    $      595,237
Mead Corp                                                    39,296         1,706,920
Potlatch Corp                                                11,371           507,431
Temple-Inland Inc                                            21,587         1,423,393
Westvaco Corp                                                38,863         1,267,905
Weyerhauser Co                                               83,345         5,985,213
Willamette Industries Inc                                    42,972         1,995,512
                                                                       --------------

                                      TOTAL FOREST PRODUCTS & PAPER
                                                            - VALUE    $   31,202,819
                                                             - COST    $   24,681,546
GAS-0.07%
Eastern Enterprises                                           8,432    $      484,313
NICOR Inc                                                    18,445           599,463
ONEOK Inc                                                    12,234           307,379
Peoples Energy Corp                                          13,909           465,952
Sempra Energy                                               92,729         1,611,166
                                                                       --------------

                                                          TOTAL GAS
                                                            - VALUE    $    3,468,273
                                                             - COST    $    3,873,551
HAND / MACHINE TOOLS-0.11%
Black & Decker Corp                                          33,627    $    1,757,011
Grainger (W W) Inc                                           36,123         1,727,131
Milacron Inc                                                 14,859           228,457
Snap-On Inc                                                  23,453           622,970
Stanley Works                                                34,452         1,037,867
                                                                       --------------

                                         TOTAL HAND / MACHINE TOOLS
                                                            - VALUE    $    5,373,436
                                                             - COST    $    4,908,947
HEALTH CARE-2.24%
Allergan Inc                                                 50,800    $    2,527,300
Bard (C R) Inc                                               19,978         1,058,834
Bausch & Lomb Inc                                            21,821         1,493,375
Baxter International Inc                                    110,721         6,954,663
Becton Dickinson & Co                                        96,061         2,569,632
Biomet Inc                                                   43,468         1,738,720
Boston Scientific Corp+                                     152,221         3,329,834
Columbia/HCA Healthcare Corp                                214,786         6,295,915
Guidant Corp+                                               115,111         5,410,217
Healthsouth Corp+                                           160,259           861,392
Humana Inc+                                                  64,704           529,764
Johnson & Johnson                                           520,147        48,438,689
Mallinckrodt Group Inc                                       27,624           878,789
Manor Care Inc+                                              42,886           686,176
Medtronics Inc                                              444,856        16,209,441
St Jude Medical Inc+                                         32,653         1,002,039
Tenet Healthcare Corp+                                      119,123         2,799,391
United Healthcare Corp                                       66,303         3,522,347
Wellpoint Health Networks+                                   25,355         1,671,845
                                                                       --------------

                                                  TOTAL HEALTH CARE
                                                            - VALUE    $  107,978,363
                                                             - COST    $   84,180,983
HOLDING COMPANIES-DIVERSIFIED-0.15%
Seagrams Co Ltd                                             164,437    $    7,389,388
                                                                       --------------

                                TOTAL HOLDING COMPANIES-DIVERSIFIED
                                                            - VALUE    $    7,389,388
                                                             - COST    $    6,502,451


12

--------------------------------------------------------------------------------
Portfolio of Investments (continued)                            December 31,1999
Security Name                                               Shares            Value
----------------------------------------------------------------------------------------
HOME BUILDERS-0.03%
Centex Corp                                                  23,215    $      573,120
Fleetwood Enterprises Inc                                    13,708           282,728
Kaufman & Broad Home Corp                                    17,979           434,867
Pulte Corp                                                   17,087           384,458
                                                                       --------------

                                                TOTAL HOME BUILDERS
                                                            - VALUE    $    1,675,173
                                                             - COST    $    1,648,851
HOME FURNISHINGS-0.10%
Leggett & Platt Inc                                          56,700    $    1,215,506
Maytag Corp                                                  33,811         1,622,928
Whirlpool Corp                                               29,131         1,895,336
                                                                       --------------

                                            TOTAL HOME FURNISHINGS
                                                            - VALUE    $    4,733,770
                                                             - COST    $    4,062,818
HOUSEHOLD PRODUCTS / WARES-0.30%
American Greetings Corp Class A                              26,270    $      620,629
Avery-Dennison Corp                                          43,633         3,179,755
Clorox Co                                                    90,052         4,536,370
Fortune Brands Inc                                           64,148         2,120,893
Jostens Inc                                                  13,796           335,415
Newell Rubbermaid Inc                                       107,840         3,127,360
Tupperware Corp                                              22,621           383,143
                                                                       --------------

                                   TOTAL HOUSEHOLD PRODUCTS / WARES
                                                            - VALUE    $   14,303,565
                                                             - COST    $   12,785,042
INSURANCE-2.91%
Aetna Inc                                                    54,289    $    3,030,005
AFLAC Corp                                                  101,382         4,783,963
Allstate Corp                                               303,349         7,280,376
American General Corp                                        94,773         7,190,901
American International Group Inc                            585,625        63,320,703
Aon Corp                                                     98,022         3,920,860
Chubb Corp                                                   63,769         3,590,992
CIGNA Corp                                                   70,827         5,706,000
Cincinnati Financial Corp                                    63,644         1,984,897
Conseco Inc                                                 123,646         2,210,172
Hartford Financial Services Group                            86,412         4,093,769
Jefferson-Pilot Corp                                         40,464         2,761,668
Lincoln National Corp                                        76,197         3,047,880
Loews Corp                                                   41,313         2,507,183
Marsh & McLennan Companies Inc                              100,335         9,600,805
MBIA Inc                                                     38,539         2,035,341
MGIC Investment Corp                                         41,931         2,523,722
Progressive Corp Ohio                                        28,125         2,056,641
SAFECO Corp                                                  51,422         1,279,122
St Paul Cos                                                  86,993         2,930,577
Torchmark Corp                                               51,586         1,499,218
UNUMProvident Corp                                           91,610         2,937,246
                                                                       --------------

                                                    TOTAL INSURANCE
                                                            - VALUE    $  140,292,041
                                                             - COST    $  108,341,003
IRON / STEEL-0.09%
Allegheny Technologies Inc                                   37,270    $      836,246
Bethlehem Steel Corp+                                        50,451           422,527
Nucor Corp                                                   33,724         1,848,497
USX - U.S. Steel Group                                       34,183         1,128,039
                                                                       --------------

                                                 TOTAL IRON / STEEL
                                                            - VALUE    $    4,235,309
                                                             - COST    $    4,772,269

Security Name                                               Shares            Value
----------------------------------------------------------------------------------------
LEISURE TIME-0.25%
Brunswick Corp                                               35,682    $      793,925
Carnival Corp Class A                                       232,789        11,130,224
                                                                       --------------

                                                 TOTAL LEISURE TIME
                                                            - VALUE    $   11,924,149
                                                             - COST    $   11,133,423
LODGING-0.08%
Hilton Hotels Corp                                          100,112    $      963,578
Marriott International                                      95,283          3,007,370
                                                                       --------------

                                                      TOTAL LODGING
                                                            - VALUE    $    3,970,948
                                                             - COST    $    3,919,019
MACHINERY-0.46%
Briggs & Stratton Corp                                        9,122    $      489,167
Caterpillar Inc                                             135,328         6,368,874
Cummins Engine Co Inc                                        15,900           768,169
Deere & Co                                                   89,327         3,874,559
Dover Corp                                                   79,663         3,614,709
Ingersoll-Rand Co                                            63,286         3,484,685
McDermott International Inc                                  23,106           209,398
NACCO Industries Inc Class A                                  3,027           168,188
Rockwell International Corp                                  73,145         3,501,817
                                                                       --------------

                                                    TOTAL MACHINERY
                                                            - VALUE    $   22,479,566
                                                             - COST    $   18,440,998
MANUFACTURERS-5.74%
Cooper Industries Inc                                        36,420    $    1,472,734
Corning Inc                                                  92,903        11,978,681
Crane Co                                                     26,543           527,542
Danaher Corp                                                 51,856         2,502,052
Eastman Kodak Co                                            120,341         7,972,591
Eaton Corp                                                   27,696         2,011,422
FMC Corp+                                                    12,392           710,217
General Electric Co                                       1,239,186       191,764,034
Illinois Tool Works Inc                                     107,786         7,282,292
ITT Industries Inc                                           34,073         1,139,316
Minnesota Mining & Manufacturing Co                         152,721        14,947,568
National Service Industries Inc                              15,998           471,941
Pall Corp                                                    48,399         1,043,603
Polaroid Corp                                                17,470           328,654
PPG Industries Inc                                           66,344         4,150,647
Textron Inc                                                  57,334         4,396,801
Tyco International Ltd                                      633,078        24,610,907
                                                                       --------------

                                                TOTAL MANUFACTURERS
                                                            - VALUE    $  277,311,002
                                                             - COST    $  143,990,320
MEDIA-3.40%
CBS Corp+                                                   288,983    $   18,476,851
Clear Channel Communications Inc+                           127,745        11,401,241
Comcast Corp Class A                                        284,258        14,372,795
Disney (Walt) Co                                            781,324        22,853,727
Dow Jones & Co Inc                                           34,936         2,375,648
Gannett Co Inc                                              106,280         8,668,463
Knight-Ridder Inc                                            30,498         1,814,631
McGraw-Hill Inc                                              75,095         4,627,729
MediaOne Group Inc+                                         229,855        17,655,737
Meredith Corp                                                20,197           841,962
New York Times Co Class A                                    66,704         3,276,834
Time Warner Inc                                             487,770        35,332,839
Times Mirror Co Class A                                      23,181         1,553,127


                                                                              13

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
Portfolio of Investments (continued)                            December 31,1999

Security Name                                               Shares            Value
----------------------------------------------------------------------------------------
Tribune Co                                                   90,382    $    4,976,659
Viacom Inc Class B+                                         264,159        15,965,110
                                                                       --------------

                                                        TOTAL MEDIA
                                                            - VALUE    $  164,193,353
                                                             - COST    $   91,189,951
METAL FABRICATE / HARDWARE-0.02%
Timken Co                                                    24,501    $      500,739
Worthington Industries Inc                                   36,040           596,913
                                                                       --------------

                                  TOTAL METAL FABRICATE / HARDWARE
                                                            - VALUE    $    1,097,652
                                                             - COST    $    1,172,632
METALS-DIVERSIFIED-0.47%
Alcan Aluminum Ltd                                           86,465    $    3,561,277
Alcoa Inc                                                   139,199        11,553,517
Freeport McMoRan Inc+                                        63,424         1,339,832
Inco Ltd+                                                    70,437         1,655,270
Phelps Dodge Corp                                            22,901         1,537,230
Placer Dome Inc                                             120,056         1,290,602
Reynolds Metals Co                                           24,353         1,866,049
                                                                       --------------

                                           TOTAL METALS-DIVERSIFIED
                                                            - VALUE    $   22,803,777
                                                             - COST    $   15,205,426
MINING-0.10%
Barrick Gold Corp                                           147,998    $    2,617,715
Homestake Mining Co                                          92,085           719,414
Newmont Mining Corp                                          64,155         1,571,798
                                                                       --------------

                                                       TOTAL MINING
                                                            - VALUE    $    4,908,927
                                                             - COST    $    6,518,262
OFFICE / BUSINESS EQUIPMENT-0.22%
Pitney Bowes Inc                                            102,053    $    4,930,436
Xerox Corp                                                  252,366         5,725,554
                                                                       --------------

                                  TOTAL OFFICE / BUSINESS EQUIPMENT
                                                            - VALUE    $   10,655,990
                                                             - COST    $   13,290,457
OIL & GAS PRODUCERS-4.87%
Amerada Hess Corp                                            34,891    $    1,980,064
Anadarko Petroleum Corp                                      46,745         1,595,173
Apache Corp                                                  41,497         1,532,795
Atlantic Richfield Corp                                     122,330        10,581,545
Burlington Resources Inc                                     70,978         2,346,710
Chevron Corp                                                248,501        21,526,399
Coastal Corp                                                 81,860         2,900,914
Conoco Inc Class B                                          238,785         5,939,776
Exxon Mobil Corp                                          1,305,075       105,140,105
Helmerich & Payne Inc                                        19,470           424,689
Kerr-McGee Corp                                              32,874         2,038,188
Occidental Petroleum Corp                                   133,734         2,891,998
Phillips Petroleum Co                                        96,587         4,539,589
Rowan Co Inc+                                                32,475           704,302
Royal Dutch Petroleum Corp                                  811,574        49,049,504
Sunoco Inc                                                   35,137           825,720
Texaco Inc                                                  206,300        11,204,669
Tosco Corp                                                   43,600         1,185,375
Transocean Sedco Forex Inc                                   40,219         1,354,873
Union Pacific Resources Group                                97,483         1,242,908
Unocal Corp                                                  92,813         3,115,036
USX - Marathon Group                                        118,377         2,922,432
                                                                       --------------

                                          TOTAL OIL & GAS PRODUCERS
                                                            - VALUE    $  235,042,764
                                                             - COST    $  170,481,951

Security Name                                               Shares            Value
----------------------------------------------------------------------------------------
OIL & GAS SERVICES-0.44%
Baker Hughes Inc                                            126,058    $    2,655,097
Halliburton Co                                              167,918         6,758,700
Schlumberger Ltd                                           207,742        11,685,488
                                                                       --------------

                                           TOTAL OIL & GAS SERVICES
                                                            - VALUE    $   21,099,285
                                                             - COST    $   18,232,858
PACKAGING & CONTAINERS-0.13%
Ball Corp                                                    11,780    $      463,838
Bemis Co                                                     20,358           709,985
Crown Cork & Seal Co                                         47,391         1,060,374
Owens Illinois Inc+                                          60,369         1,512,998
Pactiv Corp+                                                 65,875           699,922
Sealed Air Corp+                                             32,207         1,668,725
                                                                       --------------

                                       TOTAL PACKAGING & CONTAINERS
                                                            - VALUE    $    6,115,842
                                                             - COST    $    9,121,867
PHARMACEUTICALS-5.99%
Abbott Laboratories                                         576,420    $   20,931,251
ALZA Corp+                                                   37,839         1,310,175
American Home Products Corp                                 494,953        19,519,709
Bristol-Myers Squibb Co                                     750,938        48,200,833
Cardinal Health Inc                                         103,852         4,971,915
Lilly (Eli) & Co                                            413,744        27,513,976
Merck & Co Inc                                              884,208        59,297,199
Pfizer Inc                                                1,465,296        47,530,539
Pharmacia & Upjohn Inc                                      192,356         8,656,020
Schering-Plough Corp                                        556,114        23,461,059
Warner Lambert Co                                           323,703        26,523,415
Watson Pharmaceutical Inc+                                   35,421         1,268,515
                                                                       --------------

                                              TOTAL PHARMACEUTICALS
                                                            - VALUE    $  289,184,606
                                                             - COST    $  213,451,375
PIPELINES-0.51%
Columbia Energy Group                                        32,122    $    2,031,717
Consolidated Natural Gas Co                                  36,891         2,395,609
El Paso Energy Corp                                          77,357         3,002,419
Enron Corp                                                  271,020        12,026,513
Williams Co Inc                                             165,460         5,056,871
                                                                       --------------

                                                    TOTAL PIPELINES
                                                            - VALUE    $   24,513,129
                                                             - COST    $   17,444,082
RETAIL-6.40%
AutoZone Inc+                                                57,606    $    1,861,381
Bed Bath & Beyond Inc+                                       41,600         1,445,600
Best Buy Co Inc+                                             77,898         3,909,506
Circuit City Stores Inc                                      77,063         3,472,651
Consolidated Stores Corp+                                    42,302           687,408
CVS Corp                                                    149,244         5,960,432
Darden Restaurants Inc                                       51,880           940,325
Dayton-Hudson Corp                                          167,774        12,320,903
Dillards Inc Class A                                         41,422           836,207
Dollar General Corp                                          85,424         1,943,396
Federated Department Stores Inc+                             79,767         4,033,219
Gap Inc                                                     325,148        14,956,808
Harcourt General Inc                                         27,581         1,110,135
Home Depot Inc                                              862,041        59,103,686
IKON Office Solutions Inc                                    53,983           367,759
Kmart Corp                                                  190,809         1,920,016
Kohls Corp+                                                  62,134         4,485,298
Limited Inc                                                  81,938         3,548,940
Longs Drug Stores Corp                                       15,054           388,581
Lowe's Co Inc                                               142,840         8,534,690
May Department Stores Co                                    127,673         4,117,454


14

--------------------------------------------------------------------------------
Portfolio of Investments (continued)                            December 31,1999

Security Name                                               Shares            Value
----------------------------------------------------------------------------------------
McDonald's Corp                                             513,168    $   20,687,085
Nordstrom Inc                                                54,615         1,430,230
Office Depot Inc+                                           138,149         1,511,005
Penney (J C) Co Inc                                         101,249         2,018,652
Pep Boys (The) - Manny Moe & Jack                            20,775           189,572
Rite Aid Corp                                               100,031         1,119,097
Sears Roebuck & Co                                          145,124         4,417,212
Staples Inc+                                                177,729         3,687,877
Tandy Corp                                                   73,625         3,621,430
TJX Companies Inc                                           122,203         2,497,524
Toys R Us Inc+                                               96,075         1,375,073
Tricon Global Restaurants+                                   59,032         2,280,111
Wal-Mart Stores Inc                                       1,681,610       116,241,291
Walgreen Co                                                 380,778        11,137,757
Wendy's International Inc                                    47,843           986,762
                                                                       --------------

                                                       TOTAL RETAIL
                                                            - VALUE    $  309,145,073
                                                             - COST    $  172,421,820
SEMICONDUCTORS-3.62%
Advanced Micro Devices Inc+                                  55,827    $    1,615,494
Applied Materials Inc+                                      142,318        18,029,912
Intel Corp                                                1,255,365       103,332,232
KLA Instruments Corp+                                        33,748         3,758,684
LSI Logic Corp+                                              55,154         3,722,895
Micron Technology Inc+                                       95,676         7,438,779
National Semiconductor+                                      64,381         2,756,312
Texas Instruments Inc                                       298,263        28,894,228
Xilinx Inc+                                                 111,400         5,065,224
                                                                       --------------

                                               TOTAL SEMICONDUCTORS
                                                            - VALUE    $  174,613,760
                                                             - COST    $   75,366,825
SOFTWARE-9.57%
Adobe Systems Inc                                            46,726    $    3,142,324
America Online Inc+                                         838,542        63,257,512
Autodesk Inc                                                 20,332           686,205
Automatic Data Processing                                   234,757        12,647,533
BMC Software Inc+                                            90,534         7,237,062
Citrix Systems Inc+                                          30,070         3,698,610
Computer Associates International Inc                       203,896        14,259,977
Compuware Corp+                                             136,195         5,073,264
First Data Corp                                             161,323         7,955,240
IMS Health Inc                                              119,883         3,259,319
Microsoft Corp+                                           1,943,474       226,900,590
Novell Inc+                                                 128,514         5,132,528
Oracle Corp+                                                538,861        60,386,111
Parametric Technology Corp+                                 103,203         2,792,931
PeopleSoft Inc+                                              90,560         1,930,060
Shared Medical System Corp                                   10,340           526,694
Yahoo! Inc+                                                  99,540        43,069,714
                                                                       --------------

                                                     TOTAL SOFTWARE
                                                            - VALUE    $  461,955,674
                                                             - COST    $  206,608,210
TELECOMMUNICATION EQUIPMENT-4.97%
ADC Telecommunications+                                      49,901    $    3,620,941
Andrew Corp+                                                 32,217           610,109
Comverse Technology Inc+                                     23,500         3,401,625
General Instrument Corp+                                     65,466         5,564,610
Lucent Technologies Inc                                   1,176,833        88,041,819
Motorola Inc                                                229,918        33,855,426
Nortel Networks Corp                                        502,367        50,739,067
QUALCOMM Inc+                                               245,196        43,185,146

Security Name                                               Shares            Value
----------------------------------------------------------------------------------------
Scientific-Atlanta Inc                                       28,973    $    1,611,623
Tellabs Inc+                                                148,663         9,542,306
                                                                       --------------

                                  TOTAL TELECOMMUNICATION EQUIPMENT

                                                            - VALUE    $  240,172,672
                                                             - COST    $   85,508,910
TELECOMMUNICATIONS-0.93%
Global Crossing Ltd+                                        283,449    $   14,172,450
NEXTEL Communications Class A+                              133,682        13,785,956
Sprint Corp (PCS Group)+                                    164,107        16,820,957
                                                                       --------------

                                           TOTAL TELECOMMUNICATIONS
                                                            - VALUE    $   44,779,363
                                                             - COST    $   15,127,390
TELEPHONE-6.71%
Alltel Corp                                                 114,284    $    9,449,858
AT&T Corp                                                 1,208,638        61,338,379
Bell Atlantic Corp                                          587,785        36,185,514
BellSouth Corp                                              713,419        33,396,927
CenturyTel Inc                                               52,469         2,485,719
GTE Corp                                                    368,665        26,013,924
MCI WorldCom Inc+                                         1,063,259        56,419,154
SBC Communications Inc                                    1,290,288        62,901,540
Sprint Corp                                                 328,630        22,120,907
U.S. West Inc                                               191,430        13,782,960
                                                                       --------------

                                                    TOTAL TELEPHONE
                                                            - VALUE    $  324,094,882
                                                             - COST    $  209,737,582
TEXTILES-0.01%
Springs Industries Inc Class A                                7,142$          285,234
                                                                       --------------

                                                     TOTAL TEXTILES
                                                            - VALUE    $      285,234
                                                             - COST    $      288,318
TOBACCO-0.47%
Philip Morris Co Inc                                        899,120    $   20,848,345
UST Inc                                                      67,406         1,697,789
                                                                       --------------

                                                      TOTAL TOBACCO
                                                            - VALUE    $   22,546,134
                                                             - COST    $   33,540,360
TOYS / GAMES / HOBBIES-0.07%
Hasbro Inc                                                   75,412    $    1,437,541
Mattel Inc                                                  159,572         2,094,383
                                                                       --------------

                                       TOTAL TOYS / GAMES / HOBBIES
                                                            - VALUE    $    3,531,924
                                                             - COST    $    5,755,424
TRANSPORTATION-0.45%
Burlington Northern Santa Fe Corp                           177,184    $    4,296,712
CSX Corp                                                     83,427         2,617,522
FDX Corp+                                                   113,457         4,644,646
Kansas City Southern Industries Inc                          41,791         3,118,653
Norfolk Southern Corp                                       145,750         2,987,875
Union Pacific Corp                                           94,580         4,126,053
                                                                       --------------

                                               TOTAL TRANSPORTATION
                                                            - VALUE    $   21,791,461
                                                             - COST    $   23,262,453
TRUCKING & LEASING-0.01%
Ryder System Inc                                             26,060    $      636,841
                                                                       --------------

                                           TOTAL TRUCKING & LEASING
                                                            - VALUE    $      636,841
                                                             - COST    $      724,416
                                                                       --------------

                                                TOTAL COMMON STOCKS
                                                            - VALUE    $4,647,088,660
                                                             - COST    $2,955,509,045

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------
Portfolio of Investments (continued)                           December 31, 1999

                                            Interest       Maturity
Principal      Security Name                  Rate           Date        Value
--------------------------------------------------------------------------------------
SHORT TERM INSTRUMENTS-4.67%
CASH EQUIVALENTS-1.02%
$  44,072,532  Goldman Sachs Financial
               Square Prime Obligation
               Fund++                         5.40%        01/03/00  $   44,072,532
     5,100,000 Investors Bank & Trust
                   Depository Receipt++       5.53%        01/03/00       5,100,000
                                                                     --------------
                                                                     $   49,172,532
REPURCHASE AGREEMENTS-3.33%
  160,459,092  Morgan Stanley Tri-party Repurchase
               Agreement dated 12/31/99, due 1/03/00
               with a maturity value of $160,491,184
               and an effective yield of 2.40%,
               collateralized by a U.S. Treasury Notes
               with a rate of 6.25%, a maturity of
               04/30/01 and market value
               of $163,671,231.               2.40%        01/03/00  $  160,459,092
                                                                     --------------
U.S. TREASURY BILLS-0.32%
   15,750,000  U.S. Treasury Bills            5.04%*+++    03/23/00  $   15,572,534
                                                                     --------------

                                       TOTAL SHORT TERM INSTRUMENTS
                                                            - VALUE  $  225,204,158
                                                             - COST  $  225,192,218

TOTAL INVESTMENTS IN SECURITIES
(Cost $3,180,701,263) ** (Notes 1 and 3)               100.93%       $4,872,292,818
Other Assets and Liabilities, Net                       (0.93)%         (44,767,792)
                                                       --------      --------------
TOTAL NET ASSETS                                       100.00%       $4,827,525,026
                                                       ========      ==============

+    Non-income earning securities.

++ Represents investment of collateral received from securities lending transactions. See Note 4.

+++ These U.S. Treasury Bills are held in segregated accounts in connection with the Master Portfolios' holdings of S&P 500 futures contracts. See
     Note 1.

*    Yield to Maturity.

** Cost for federal income tax purposes is $3,183,525,561 and net unrealized appreciation consists of:

    Gross Unrealized Appreciation       $1,830,907,457
    Gross Unrealized Depreciation       $ (142,140,200)
                                        --------------
    NET UNREALIZED APPRECIATION         $1,688,767,257
                                        ==============

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
December 31, 1999

ASSETS
Investments:
   In securities, at market value (see cost below) (Note 1)                    $4,872,292,818
Receivables:
   Dividends and interest                                                           4,418,560
   Receivable for daily variation margin on open financial futures contracts          413,112
                                                                               --------------
Total Assets                                                                    4,877,124,490
                                                                               --------------

LIABILITIES
Payables:
   Collateral for securities loaned (Note 4)                                       49,172,532
   Due to Bank                                                                          4,859
   Due to BGI (Note 2)                                                                422,073
                                                                               --------------
Total Liabilities                                                                  49,599,464
                                                                               --------------
TOTAL NET ASSETS                                                               $4,827,525,026
                                                                               ==============
INVESTMENTS AT COST                                                            $3,180,701,263
                                                                               ==============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                                                      For the              For the
                                                                                   Period Ended          Year Ended
                                                                                December 31, 1999*    February 28, 1999
                                                                                ------------------    -----------------
NET INVESTMENT INCOME
   Dividends+                                                                     $  44,329,664         $  36,647,898
   Interest++                                                                         9,795,587             8,379,792
                                                                                  -------------         -------------
Total Investment Income                                                              54,125,251            45,027,690
                                                                                  -------------         -------------

EXPENSES (NOTE 2)
   Advisory Fees                                                                      1,821,793             1,353,414
                                                                                  -------------         -------------
Total Expenses                                                                        1,821,793             1,353,414
                                                                                  -------------         -------------
NET INVESTMENT INCOME                                                                52,303,458            43,674,276
                                                                                  -------------         -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on sale of investments                                         147,202,745           143,991,139
   Net realized gain on sale of futures contracts                                    23,076,772            37,982,701
   Net change in unrealized appreciation of investments                             549,246,681           265,023,900
   Net change in unrealized appreciation (depreciation) of future contracts          12,849,150           (14,225,550)
                                                                                  -------------         -------------
Net Gain (Loss) on Investments                                                      732,375,348           432,772,190
                                                                                  -------------         -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $ 784,678,806         $ 476,446,466
                                                                                  =============         =============

+   NET OF FOREIGN WITHHOLDING TAX OF:                                            $      28,773         $       5,288
++  INTEREST INCOME INCLUDES SECURITIES LENDING INCOME OF:                        $     272,312         $      78,935
*   FOR THE TEN MONTHS ENDED DECEMBER 31, 1999. THE MASTER PORTFOLIO CHANGED
    ITS FISCAL YEAR-END FROM FEBRUARY 28 TO DECEMBER 31.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         For the              For the              For the
                                                                      Period Ended          Year Ended            Year Ended
                                                                   December 31, 1999*    February 28, 1999     February 28, 1998
                                                                   ------------------    -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                           $     52,303,458      $     43,674,276      $     35,530,147
   Net realized gain                                                    170,279,517           181,973,840            71,368,439
   Net change in unrealized appreciation                                562,095,831           250,798,350           463,085,650
                                                                   ----------------      ----------------      ----------------
Net increase in net assets resulting from operations                    784,678,806           476,446,466           569,984,236
Net increase in net assets resulting from beneficial
   interest transactions                                                355,753,442           856,583,098           299,742,532
                                                                   ----------------      ----------------      ----------------
Increase in Net Assets                                                1,140,432,248         1,333,029,564           869,726,768

NET ASSETS:
   Beginning net assets                                               3,687,092,778         2,354,063,214         1,484,336,446
                                                                   ----------------      ----------------      ----------------
   Ending net assets                                               $  4,827,525,026      $  3,687,092,778      $  2,354,063,214
                                                                   ================      ================      ================


* FOR THE TEN MONTHS ENDED DECEMBER 31, 1999. THE MASTER PORTFOLIO CHANGED ITS FISCAL YEAR-END FROM FEBRUARY 28 TO DECEMBER 31.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues, the following separate portfolios (the "Master Portfolios"), the Asset Allocation, Bond Index, LifePath Income (formerly LifePath 2000), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index, International Index, Extended Index and U.S. Equity Index Master Portfolios. These financial statements present the operations of only one of the Master Portfolios, the S&P 500 Index Master Portfolio.

     The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     The Board of Trustees approved a change in fiscal year-end from February 28 to December 31 for the S&P 500 Index Master Portfolio on February 10, 1999. Accordingly, the financial statements are presented for the ten-month period ended December 31, 1999.

     SECURITY VALUATION

     The equity securities of each Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

     FEDERAL INCOME TAXES

     The Master Portfolio intends to qualify as a partnership for federal income tax purposes. The Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

     It is intended that the Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the Master Portfolio.

     FUTURES CONTRACTS

     The S&P 500 Index Master Portfolio may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the S&P 500 Index Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the

--------------------------------------------------------------------------------


Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of December 31, 1999, the S&P 500 Index Master Portfolio had the following open long futures contracts outstanding:

S&P 500 Index Master Portfolio

                                              EXPIRATION           NOTIONAL       NET UNREALIZED
NUMBER OF CONTRACTS              TYPE               DATE     CONTRACT VALUE         APPRECIATION
484                   S & P 500 Index            3/17/00       $179,588,200           $9,872,575

     The S&P 500 Index Master Portfolio has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $15,750,000.

     REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Portfolio of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on December 31, 1999, by the Master Portfolio are collateralized by U.S. Government Securities.

2.    AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is entitled to receive 0.05% of the average daily net assets of the S&P 500 Index Master Portfolio as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the co-administrator, sponsor and placement agent for the Master Portfolio.

     Certain officers and directors of MIP are also officers of Stephens. As of December 31, 1999, these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the ten months ended December 31, 1999, were as follows:

AGGREGATE PURCHASES                             S&P 500 INDEX
AND SALES OF:                                 MASTER PORTFOLIO

                                      PERIOD ENDED       YEAR ENDED
                                      DEC. 31, 1999     FEB. 28, 1999
   Purchases at cost                 $751,345,661    $1,187,951,471
   Sales proceeds                     269,734,128       275,613,257

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (continued)


4.   PORTFOLIO SECURITIES LOANED

     As of December 31, 1999, the S&P 500 Index Master Portfolio had loaned securities which were collateralized by cash and money market mutual funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risk to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                         VALUE OF        VALUE OF
                                        SECURITIES      COLLATERAL
   S&P 500 Index Master Portfolio      $47,645,223     $49,172,532

5.   FINANCIAL HIGHLIGHTS

     The ratios of expenses and net investment income to average net assets and portfolio turnover rates, excluding short-term securities, for the S&P 500 Index Master Portfolio are as follows:

                                                         FOR THE          FOR THE          FOR THE
                                                    PERIOD ENDED       YEAR ENDED       YEAR ENDED
                                                    DECEMBER 31,     FEBRUARY 28,     FEBRUARY 28,
                                                           1999*             1999             1998
   S&P 500 Index Master Portfolio
     Ratio of expenses to average
     net assets+                                           0.05%            0.05%            0.05%
     Ratio of net investment income
     to average net assets+                                1.44%            1.61%            1.89%
     Portfolio turnover                                       7%              11%               6%

* For the ten months ended December 31, 1999. The Master Portfolios' changed their fiscal year-ends from February 28 to December 31.

+    Annualized for period of less than one year.

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT


To the Interestholders and Board of Trustees of Master Investment Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of S&P 500 Index Master Portfolio (a portfolio of Master Investment Portfolio) as of December 31, 1999, and the related statements of operations for the ten-month period then ended and the year ended February 28, 1999 and the statements of changes in net assets for the ten-month period then ended and for each of the years in the two-year period ended February 28, 1999. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the S&P 500 Index Master Portfolio as of December 31, 1999, the results of its operations and the changes in its net assets for the periods indicated above in conformity with generally accepted accounting principles.

                                                         /s/ KPMG LLP


San Francisco, California
February 11, 2000

                                   DIRECTORS
                                Richard S. Strong
                                Marvin E. Nevins
                                 William F. Vogt
                                 Willie D. Davis
                                 Stanley Kritzik
                                  Neal Malicky

                                    OFFICERS
                    Richard S. Strong, CHAIRMAN OF THE BOARD
                        Thomas M. Zoeller, VICE PRESIDENT
                       Dennis A. Wallestad, VICE PRESIDENT
              Stephen J. Shenkenberg, VICE PRESIDENT AND SECRETARY
                         John S. Weitzer, VICE PRESIDENT
                            John W. Widmer, TREASURER
                      Rhonda K. Haight, ASSISTANT TREASURER

                               INVESTMENT ADVISOR
                          Barclays Global Fund Advisors
               45 Fremont Street, San Francisco, California 94105

                                    CUSTODIAN
                         Investors Bank & Trust Company
                  89 South Street, Boston, Massachusetts 02111

                                     AUDITOR
                                    KPMG LLP
            Three Embarcadero Center, San Francisco, California 94111

                                  LEGAL COUNSEL
                              Godfrey & Kahn, S.C.
               780 North Water Street, Milwaukee, Wisconsin 53202

For a prospectus containing more complete information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only. To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, and other regulatory materials is mailed to your household. You can call us at 1-800-368-1030, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of householding regulatory materials.
Strong Investments, Inc. RT0959-0200







To order a free prospectus kit, call
1-800-368-1030

To learn more about our funds, discuss an existing account, or conduct a transaction, call
1-800-368-3863


If you are a Financial Professional, call
1-800-368-1683


Visit our web site at
www.eStrong.com



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       P.O. Box 2936
       Milwaukee, Wisconsin 53201


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